UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2009

[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 ===============================================

       ANNUAL REPORT
       USAA TAX EXEMPT
       INTERMEDIATE-TERM FUND
       MARCH 31, 2009

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          5

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Distributions to Shareholders                                             15

   Report of Independent Registered Public Accounting Firm                   16

   Portfolio of Investments                                                  17

   Notes to Portfolio of Investments                                         36

   Financial Statements                                                      38

   Notes to Financial Statements                                             41

EXPENSE EXAMPLE                                                              53

TRUSTEES' AND OFFICERS' INFORMATION                                          55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"BUT BECAUSE FINANCIAL MARKETS TEND TO
OVERREACT IN ONE DIRECTION OR THE OTHER,         [PHOTO OF CHRISTOPHER W. CLAUS]
I WAS NOT SURPRISED TO SEE A REBOUND."

--------------------------------------------------------------------------------

APRIL 2009

For more than a year, the U.S. economy has been in recession, and economic conditions have put a strain on the financial system. In response, Americans have cut back on their spending, which has pushed down corporate earnings. To compensate for the lost revenue, many companies are reducing staff, boosting unemployment.

What does this have to do with tax-exempt investments? As economic activity slows, states and municipalities have seen a drop in sales tax and income tax revenues. They already are trying to do more with less; many are cutting services. But with revenues down, a significant number of states and municipalities may be forced to use their taxing power to fill the resulting budgetary gap.

The silver lining in this dark cloud is the shower of federal stimulus dollars. Government money is easing budget concerns at the state level while helping to fund special projects such as infrastructure construction. Plus, because state and local governments collectively are the nation's largest employers, the stimulus is a direct way to put Americans back to work.

Meanwhile, municipal bonds have been weathering the storm -- despite the extreme volatility of the past year. In the fourth quarter of 2008, as the crisis in the credit markets unfolded, many financial institutions had to raise money to fund minimum capital requirements or, in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest quality

================================================================================

2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. The flood of supply overwhelmed demand, pushing yields to higher levels and the prices of municipal bonds below their intrinsic value.

But because financial markets tend to overreact in one direction or the other, I was not surprised to see a rebound. Municipals enjoyed a strong rally in early 2009. As of the writing of this commentary, we expect the share prices of our municipal portfolio to recover further. In the meantime, our investors are being rewarded handsomely for their patience, by the portfolio's good value and above-average yields. These yields are -- to paraphrase an old American standard -- raining pennies from heaven on you and me. For example, on March 31, 2009, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 5.30%. To match that, a fully taxable investment for those in the 35% tax bracket must pay 8.15%.** If you have an investment time horizon of at least three years, I believe you will find yourself very well positioned as a shareholder in a USAA tax exempt fund.

                                                                     (CONTINUED)

*Calculated as prescribed by the Securities and Exchange Commission.

**As of 3/31/09, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -5.33%, 5-year 1.10%, 10-year 3.37%, with dividend returns of 5.06%, 4.59%, and 4.98%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 7.78%, 5-year 7.06%, 10-year 7.66%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The USAA Tax Exempt Long-Term Fund's expense ratio is 0.48%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

Furthermore, tax-exempt securities -- which generally offer income free from income taxes at the federal and, in some cases, state level -- are likely to become even more appealing if the U.S. government raises income taxes. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. Under the circumstances, more and more people will want to shelter their income, and investing in tax-exempt bonds is one way to do it.

At USAA, we continue to be pleased with the income distributions of your tax-exempt funds, and remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax -- also known as the AMT -- for individual taxpayers.

From all of us here, we appreciate the opportunity to help you with your investment needs. Thank you for your trust and confidence in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

================================================================================

4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

MANAGERS' COMMENTARY
ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF CLIFF GLADSON]                                [PHOTO OF REGINA SHAFER]

   CLIFF GLADSON, CFA                                      REGINA SHAFER, CFA
   USAA Investment                                         USAA Investment
   Management Company                                      Management Company
--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO MARCH 31, 2009?

  Your USAA Tax Exempt Intermediate-Term Fund provided a total return of -1.22% versus an average return of 1.33% for the 161 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of 1.12% for the Lipper Intermediate Municipal Debt Funds Index and 2.27% for the Barclays Capital Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index)*. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.93%, compared to the Lipper category average of 3.84%.

o WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

  During the first half of the period, the Federal Reserve adopted a wait-and-see attitude and held short-term interest rates at 2.00%. However, in response to the financial crisis, it lowered rates

  Refer to pages 11 and 12 for benchmark definitions.

  Past performance is no guarantee of future results.

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  aggressively to near zero and took extraordinary measures to support the U.S. banking system.

  Municipal bonds performed well until September, when institutional demand collapsed, flooding the market with forced sellers. By December 15, 2008, yields on 10-year AAA municipal bonds exceeded 10-year Treasury yields by a spread of 1.92%. (Bond yields move in the opposite direction of prices.)

  In 2009, municipals have enjoyed a strong rally, with prices of 40-year bonds up almost 4% by March 31. Although yields have declined during the rally, they remain at attractive levels. Over the last 12 months, the yield on 10-year AAA general obligation (GO) bonds declined 0.31%.

  Given the severity of the economic slowdown, municipal credit quality remained remarkably stable as state and local governments were compelled to exercise fiscal restraint in response to declining tax revenues.

o WHAT STRATEGIES DID YOU EMPLOY?

  Throughout the reporting period, all of the bonds in the portfolio continued to perform, paying principal and interest as scheduled. In addition, because of high current yields, your Fund generated a superior level of interest income, rewarding your patience as we waited for the economy and the credit markets to normalize.

  Nevertheless, during the financial disruptions of the fourth quarter 2008, the decline in the price of medium-quality issues (i.e., those rated A and BBB) negatively affected the Fund's performance. Holdings in sectors less favored by investors, such as municipal hospital bonds, also hampered results. Since the December rally, however, the portfolio has regained almost all of the ground it lost, helping improve the Fund's total returns and Lipper rankings.

  We continued to purchase issues we considered creditworthy, including utilities, general obligation, and special tax bonds. Your portfolio remained widely diversified geographically and by economic sector

================================================================================

6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

  among more than 325 issuers. Our experienced research team continued to analyze and monitor every bond in your Fund rather than relying on credit agencies or bond insurers to do our credit work. We selectively chose issues with coupons and structures that had the potential to contribute to the Fund's dividend yield through an entire interest-rate cycle.

  To make the Fund as tax efficient as possible, we continued to avoid issues subject to the alternative minimum tax, also known as the AMT, for individuals.

o WHAT IS YOUR OUTLOOK?

  As economic and credit conditions improve, municipal prices should continue to recover. Your Fund has weathered similar, though less severe, credit events in 1998 and 2002 largely because of our income orientation, independent credit analysis, and widely diversified portfolio.

  Tax-exempt bonds continue to look attractive because of their high current income, potential for capital appreciation as the credit markets normalize, and a low risk of default. Although many municipalities and states are under budget stress, they have the power to raise taxes or cut spending to balance their budgets. The U.S. government also is infusing significant stimulus money into state and local coffers. As of the writing of this commentary, an increase in federal income tax rates seems likely in 2011, at least for those in higher income brackets, and that should result in a steady demand for tax-exempt bonds.

  In the months ahead, we will continue working hard to seek to increase the Fund's tax-exempt dividend return, which is the largest contributor to its long-term total return (see page 9).

  Thank you for your trust and confidence.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
(Ticker Symbol: USATX)

--------------------------------------------------------------------------------
                                               3/31/09               3/31/08
--------------------------------------------------------------------------------
Net Assets                                $2,419.3 Million      $2,677.9 Million
Net Asset Value Per Share                       $11.88                $12.64

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.586                $0.563
Capital Gain Distributions Per Share            $0.015                $0.024

--------------------------------------------------------------------------------
                                               3/31/09               3/31/08
--------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                            9.4 Years             9.4 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
     30-DAY SEC YIELD*                                       EXPENSE RATIO(+)
--------------------------------------------------------------------------------
      AS OF 3/31/09                                               0.51%
          5.12%

*Calculated as prescribed by the Securities and Exchange Commission.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2009

--------------------------------------------------------------------------------
                  TOTAL RETURN     =     DIVIDEND RETURN    +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS              3.64%        =          4.76%         +         (1.12)%
5 YEARS               2.08%        =          4.35%         +         (2.27)%
1 YEAR               (1.22)%       =          4.67%         +         (5.89)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED MARCH 31, 2000-MARCH 31, 2009

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
                ------------        ---------------        ---------------------
3/31/2000          -0.84%                5.21%                   -6.05%
3/31/2001           9.81%                5.76%                    4.05%
3/31/2002           3.90%                5.12%                   -1.22%
3/31/2003           8.29%                5.12%                    3.17%
3/31/2004           5.32%                4.72%                    0.60%
3/31/2005           2.51%                4.29%                   -1.78%
3/31/2006           3.69%                4.21%                   -0.52%
3/31/2007           5.10%                4.30%                    0.80%
3/31/2008           0.44%                4.28%                   -3.84%
3/31/2009          -1.22%                4.67%                   -5.89%

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's Dividend Return for the periods ended 3/31/09, and assuming marginal federal tax
rates of:                              25.00%    28.00%      33.00%       35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years           4.76%                6.35%     6.61%       7.10%        7.32%
5 Years            4.35%                5.80%     6.04%       6.49%        6.69%
1 Year             4.67%                6.23%     6.49%       6.97%        7.18%

To match the Fund's closing 30-day SEC Yield of 5.12%, on 3/31/09,

A FULLY TAXABLE INVESTMENT MUST PAY:    6.83%     7.11%       7.64%        7.88%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2008 tax rates.

================================================================================

10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           BARCLAYS CAPITAL            LIPPER INTERMEDIATE               USAA TAX EXEMPT
         MUNICIPAL BOND INDEX       MUNICIPAL DEBT FUNDS INDEX       INTERMEDIATE-TERM FUND
         --------------------       --------------------------       ----------------------
03/31/99      $10,000.00                   $10,000.00                      $10,000.00
04/30/99       10,024.92                    10,027.57                       10,035.54
05/31/99        9,966.91                     9,968.22                        9,977.24
06/30/99        9,823.53                     9,832.56                        9,851.65
07/31/99        9,859.27                     9,878.32                        9,886.10
08/31/99        9,780.23                     9,832.57                        9,786.48
09/30/99        9,784.31                     9,838.56                        9,769.04
10/31/99        9,678.31                     9,769.60                        9,664.67
11/30/99        9,781.25                     9,852.44                        9,758.03
12/31/99        9,708.33                     9,807.89                        9,694.25
01/31/00        9,666.05                     9,764.72                        9,630.61
02/29/00        9,778.39                     9,839.91                        9,745.69
03/31/00        9,992.03                     9,980.83                        9,916.22
04/30/00        9,933.01                     9,938.65                        9,871.89
05/31/00        9,881.33                     9,897.42                        9,833.76
06/30/00       10,143.18                    10,101.62                       10,054.48
07/31/00       10,284.31                    10,216.31                       10,172.49
08/31/00       10,442.81                    10,343.25                       10,299.11
09/30/00       10,388.48                    10,312.73                       10,271.38
10/31/00       10,501.84                    10,398.67                       10,360.15
11/30/00       10,581.29                    10,448.12                       10,423.39
12/31/00       10,842.73                    10,658.55                       10,647.37
01/31/01       10,950.16                    10,781.51                       10,746.97
02/28/01       10,984.88                    10,816.48                       10,802.00
03/31/01       11,083.33                    10,899.27                       10,889.12
04/30/01       10,963.23                    10,801.21                       10,780.28
05/31/01       11,081.29                    10,912.10                       10,894.72
06/30/01       11,155.43                    10,979.95                       10,974.42
07/31/01       11,320.67                    11,112.26                       11,124.70
08/31/01       11,507.15                    11,280.17                       11,272.67
09/30/01       11,468.55                    11,264.87                       11,265.10
10/31/01       11,605.19                    11,372.82                       11,366.13
11/30/01       11,507.35                    11,254.52                       11,295.84
12/31/01       11,398.49                    11,169.92                       11,238.27
01/31/02       11,596.20                    11,332.07                       11,379.16
02/28/02       11,735.91                    11,459.15                       11,495.38
03/31/02       11,505.92                    11,250.74                       11,315.43
04/30/02       11,730.80                    11,469.70                       11,502.46
05/31/02       11,802.09                    11,531.57                       11,562.03
06/30/02       11,926.88                    11,649.00                       11,650.95
07/31/02       12,080.27                    11,783.96                       11,778.87
08/31/02       12,225.49                    11,892.32                       11,874.26
09/30/02       12,493.26                    12,099.55                       12,071.39
10/31/02       12,286.15                    11,916.19                       11,913.83
11/30/02       12,235.09                    11,867.67                       11,891.53
12/31/02       12,493.26                    12,102.50                       12,102.33
01/31/03       12,461.60                    12,058.54                       12,079.21
02/28/03       12,635.83                    12,225.48                       12,245.37
03/31/03       12,643.38                    12,222.12                       12,253.83
04/30/03       12,726.92                    12,300.05                       12,338.53
05/31/03       13,024.92                    12,550.17                       12,572.66
06/30/03       12,969.57                    12,491.34                       12,498.68
07/31/03       12,515.73                    12,114.04                       12,156.33
08/31/03       12,609.07                    12,204.23                       12,255.62
09/30/03       12,979.78                    12,516.84                       12,545.31
10/31/03       12,914.42                    12,456.73                       12,502.41
11/30/03       13,049.02                    12,556.27                       12,622.32
12/31/03       13,157.07                    12,630.35                       12,728.67
01/31/04       13,232.44                    12,677.87                       12,776.46
02/29/04       13,431.58                    12,855.99                       12,974.45
03/31/04       13,384.81                    12,776.73                       12,905.29
04/30/04       13,067.81                    12,510.04                       12,667.13
05/31/04       13,020.43                    12,494.07                       12,643.05
06/30/04       13,067.81                    12,524.98                       12,708.82
07/31/04       13,239.79                    12,650.36                       12,843.76
08/31/04       13,505.11                    12,859.03                       13,073.60
09/30/04       13,576.80                    12,899.21                       13,139.33
10/31/04       13,693.63                    12,968.87                       13,234.75
11/30/04       13,580.68                    12,864.50                       13,113.42
12/31/04       13,746.53                    12,990.31                       13,272.35
01/31/05       13,875.00                    13,046.60                       13,385.71
02/28/05       13,828.84                    12,990.73                       13,343.02
03/31/05       13,741.63                    12,894.73                       13,229.18
04/30/05       13,958.34                    13,064.04                       13,438.08
05/31/05       14,056.99                    13,138.47                       13,533.57
06/30/05       14,144.20                    13,203.30                       13,600.60
07/31/05       14,080.27                    13,132.90                       13,525.14
08/31/05       14,222.43                    13,245.42                       13,663.21
09/30/05       14,126.64                    13,177.42                       13,579.98
10/31/05       14,040.85                    13,108.74                       13,500.57
11/30/05       14,108.26                    13,161.24                       13,568.07
12/31/05       14,229.58                    13,251.76                       13,682.59
01/31/06       14,267.98                    13,285.91                       13,716.32
02/28/06       14,363.77                    13,343.41                       13,816.43
03/31/06       14,264.71                    13,264.89                       13,721.08
04/30/06       14,259.81                    13,260.50                       13,692.69
05/31/06       14,323.33                    13,322.88                       13,762.06
06/30/06       14,269.41                    13,270.65                       13,708.04
07/31/06       14,439.14                    13,408.78                       13,870.22
08/31/06       14,653.40                    13,583.17                       14,068.12
09/30/06       14,755.32                    13,663.47                       14,172.29
10/31/06       14,847.84                    13,727.35                       14,241.43
11/30/06       14,971.61                    13,812.14                       14,355.53
12/31/06       14,918.71                    13,764.30                       14,304.83
01/31/07       14,880.52                    13,735.06                       14,286.10
02/28/07       15,076.60                    13,881.56                       14,466.49
03/31/07       15,039.42                    13,867.91                       14,419.71
04/30/07       15,083.95                    13,903.34                       14,468.20
05/31/07       15,017.16                    13,849.31                       14,397.56
06/30/07       14,939.34                    13,797.06                       14,317.48
07/31/07       15,055.15                    13,885.46                       14,399.77
08/31/07       14,990.20                    13,875.71                       14,289.84
09/30/07       15,212.01                    14,043.46                       14,515.13
10/31/07       15,279.83                    14,083.19                       14,567.31
11/30/07       15,377.25                    14,178.68                       14,612.03
12/31/07       15,419.94                    14,205.56                       14,578.26
01/31/08       15,614.38                    14,437.42                       14,778.13
02/29/08       14,899.51                    13,920.27                       14,075.12
03/31/08       15,325.37                    14,218.04                       14,482.14
04/30/08       15,504.70                    14,298.12                       14,629.21
05/31/08       15,598.45                    14,383.30                       14,744.05
06/30/08       15,422.39                    14,240.75                       14,601.31
07/31/08       15,481.01                    14,304.83                       14,598.76
08/31/08       15,662.18                    14,459.59                       14,760.94
09/30/08       14,927.70                    13,917.79                       14,090.85
10/31/08       14,775.33                    13,760.15                       13,729.98
11/30/08       14,822.31                    13,784.96                       13,678.23
12/31/08       15,038.40                    13,882.43                       13,509.92
01/31/09       15,588.85                    14,445.61                       14,223.99
02/28/09       15,670.76                    14,386.81                       14,283.27
03/31/09       15,673.62                    14,377.54                       14,305.06

                                   [END CHART]

         Data from 3/31/99 through 3/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was referred to as the Lehman Brothers Municipal Bond Index. All tax-exempt bond funds will find it difficult to outperform the Barclays Capital index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW | 11

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA TAX EXEMPT                   LIPPER INTERMEDIATE
                   INTERMEDIATE-TERM FUND           MUNICIPAL DEBT FUNDS AVERAGE
                   ----------------------           ----------------------------
3/31/2000                   5.49%                                4.43%
3/31/2001                   5.27                                 4.26
3/31/2002                   5.13                                 4.05
3/31/2003                   4.82                                 3.62
3/31/2004                   4.56                                 3.38
3/31/2005                   4.31                                 3.38
3/31/2006                   4.20                                 3.44
3/31/2007                   4.18                                 3.52
3/31/2008                   4.45                                 3.54
3/31/2009                   4.93                                 3.84

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 3/31/00 to 3/31/09.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 3/31/09
                                (% of Net Assets)

             Hospital ........................................ 16.0%
             General Obligation .............................. 13.8%
             Special Assessment/Tax/Fee ...................... 10.4%
             Electric Utilities ..............................  8.4%
             Appropriated Debt ...............................  6.4%
             Education .......................................  5.7%
             Electric/Gas Utilities ..........................  5.7%
             Escrowed Bonds ..................................  5.4%
             Real Estate Tax/Fee .............................  3.1%
             Multifamily Housing .............................  2.7%

You will find a complete list of securities that the Fund owns on pages 17-35.

================================================================================

                                                        INVESTMENT OVERVIEW | 13

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 3/31/2009  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

         AAA                                                         18%
         AA                                                          25%
         A                                                           22%
         BBB                                                         29%
         BELOW INVESTMENT-GRADE                                       3%
         SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS          3%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

The net investment income distributed by the Fund during the fiscal year ended March 31, 2009, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $3,120,000 as long-term capital gains for the fiscal year ended March 31, 2009.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS | 15

================================================================================

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT INTERMEDIATE-TERM
FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Intermediate-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Intermediate-Term Fund at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 14, 2009

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2009

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)  Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 17

================================================================================

         Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local or JPMorgan Chase Bank.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA    Economic Development Authority

  EDC    Economic Development Corp.

  ETM    Escrowed to final maturity

  IDA    Industrial Development Authority/Agency

  IDB    Industrial Development Board

  IDC    Industrial Development Corp.

  ISD    Independent School District

  PRE    Prerefunded to a date prior to maturity

  USD    Unified School District

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (89.9%)

           ALABAMA (1.0%)
$   345    Montgomery BMC Special Care Facilities
             Financing Auth. (INS)                               4.88%         11/15/2018        $      319
  2,155    Montgomery BMC Special Care Facilities
           Financing Auth. (INS)(ETM)                            4.88          11/15/2018             2,183
 16,340    Montgomery Medical Clinic Board                       4.75           3/01/2026            11,409
  5,000    Prattville IDB                                        5.15           9/01/2013             4,420
  5,000    Private Colleges and Universities Facilities
             Auth. (INS)                                         4.75           9/01/2026             4,766
  2,000    Univ. of Alabama at Birmingham (INS)(PRE)             5.75           9/01/2020             2,160
                                                                                                 ----------
                                                                                                     25,257
                                                                                                 ----------
           ALASKA (1.0%)
  7,650    Four Dam Pool Power Agency (LOC - Dexia
             Credit Local) (PRE)                                 5.00           7/01/2021             8,587
    165    Housing Finance Corp.                                 5.50          12/01/2017               166
  3,750    North Slope Borough (INS)                             4.36(a)        6/30/2011             3,567
  2,000    State (INS)                                           4.75           4/01/2021             2,012
  2,520    State (INS)                                           4.75           4/01/2022             2,528
  2,000    State (INS)                                           4.75           4/01/2023             2,002
  4,110    State (INS)                                           4.75           4/01/2024             4,075
                                                                                                 ----------
                                                                                                     22,937
                                                                                                 ----------
           ARIZONA (1.5%)
  1,170    Health Facilities Auth.                               4.50           4/01/2016             1,151
    425    Health Facilities Auth.                               5.00           4/01/2017               429
  1,150    Health Facilities Auth.                               4.75           4/01/2025               997
  2,500    Maricopa County Phoenix Union High School
             District No. 210 (INS)                              4.50           7/01/2024             2,530
 15,000    Mohave County IDA                                     7.50           5/01/2019            15,130
  3,270    Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                              4.50(b)        7/01/2024             2,808
  2,115    Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                              4.54(b)        7/01/2025             1,786
  2,000    Pinal County IDA (INS)                                5.25          10/01/2020             1,665
  1,250    Pinal County IDA (INS)                                5.25          10/01/2022             1,009
  2,000    Pinal County IDA (INS)                                4.50          10/01/2025             1,352
  1,535    State Univ. (INS)                                     5.00           9/01/2024             1,528
  7,180    Univ. Medical Center Corp.                            5.00           7/01/2022             6,172
                                                                                                 ----------
                                                                                                     36,557
                                                                                                 ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 19

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
           ARKANSAS (0.7%)
$ 3,125    Baxter County                                         5.00%          9/01/2026        $    2,303
  6,230    Independence County                                   5.00           1/01/2021             5,752
  4,000    Independence County (INS)                             4.90           7/01/2022             3,461
  4,905    Jefferson County                                      4.60          10/01/2017             4,775
  1,955    Little Rock                                           5.70           1/01/2018             1,766
                                                                                                 ----------
                                                                                                     18,057
                                                                                                 ----------
           CALIFORNIA (7.5%)
 10,000    Chabot-Las Positas Community College District (INS)   4.85(a)        8/01/2022             5,095
  5,000    Chabot-Las Positas Community College District (INS)   4.88(a)        8/01/2023             2,355
  2,000    Coronado Community Dev. Agency (INS)                  5.00           9/01/2024             1,760
  7,000    Health Facilities Financing Auth.                     5.13           7/01/2022             6,882
  6,745    Kern County Board of Education (INS)                  5.00           6/01/2026             6,253
 20,000      Los Angeles Department of Water and Power (INS)(c)  4.75           7/01/2025            19,976
  3,320    Modesto Irrigation District (INS)                     5.64(a)        7/01/2017             2,196
  3,325    Modesto Irrigation District (INS)                     5.69(a)        7/01/2018             2,071
  5,000    Public Works Board                                    5.50           6/01/2019             5,032
  1,430    Sacramento City Financing Auth. (INS)                 5.00          12/01/2024             1,282
 15,265    Sacramento Municipal Utility District
             Financing Auth. (INS)                               4.75           7/01/2024            12,498
  4,720    Salinas Union High School District (INS)              4.37(a)        6/01/2016             3,490
  2,000    Salinas Union High School District (INS)              4.37(a)       10/01/2016             1,454
  3,525    San Bernardino County Redevelopment Agency (INS)      5.00           9/01/2025             2,871
  2,395    San Diego USD (INS)                                   4.50           7/01/2025             2,268
  4,180    San Jose                                              4.95           4/01/2012             4,270
  3,000    San Jose USD (INS)                                    4.50           6/01/2024             2,759
  7,065    Santa Clara County Financing Auth. (INS)              4.75           5/15/2023             7,007
  7,400    Santa Clara County Financing Auth. (INS)              4.75           5/15/2024             7,215
  7,750    Santa Clara County Financing Auth. (INS)              4.75           5/15/2025             7,479
  3,500    Santa Rosa Rancheria Tachi Yokut Tribe(d)             5.00           3/01/2020             2,346
  2,175    Semitropic Improvement District (INS)                 5.25          12/01/2018             2,277
  2,500    Solano Community College District (INS)               4.85(a)        8/01/2023             1,176
  4,735    Solano Community College District (INS)               4.88(a)        8/01/2024             2,066
  4,035    South Orange County Public Financing Auth. (INS)      5.00           8/15/2022             3,755
  4,920    South Orange County Public Financing Auth. (INS)      5.00           8/15/2025             4,369
  5,000    State                                                 4.50           4/14/2009             5,000
 27,445    State(e)                                              5.75           4/01/2027            27,694
  3,120    Statewide Communities Dev. Auth.                      5.00           5/15/2021             2,582
  3,275    Statewide Communities Dev. Auth.                      5.00           5/15/2022             2,660
  3,440    Statewide Communities Dev. Auth.                      5.00           5/15/2023             2,757
  3,610    Statewide Communities Dev. Auth.                      5.00           5/15/2024             2,848
  3,795    Statewide Communities Dev. Auth.                      5.00           5/15/2025             2,960

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 1,245    Systemwide Univ. (INS)                                5.50%         11/01/2015        $    1,367
 17,760    Tobacco Securitization Auth.                          4.75           6/01/2025            13,013
                                                                                                 ----------
                                                                                                    181,083
                                                                                                 ----------
           COLORADO (2.3%)
  4,500    Adams County (INS)                                    4.38           9/01/2017             3,838
  5,000    Adams County (INS)                                    5.10           1/01/2019             5,031
  2,000    Arapahoe County School District No. 6 (INS)           5.25          12/01/2018             2,136
  2,585    Arapahoe County School District No. 6 (INS)           5.25          12/01/2019             2,760
  2,000    Arapahoe County School District No. 6 (INS)           5.25          12/01/2020             2,124
  2,000    Arapahoe County School District No. 6 (INS)           5.25          12/01/2021             2,094
  2,400    Denver Health and Hospital Auth. (PRE)                6.25          12/01/2016             2,696
 30,955    Denver Health and Hospital Auth.                      4.75          12/01/2027            21,975
  1,000    Health Facilities Auth.                               5.25           6/01/2023               872
  2,140    Pueblo School District No. 60 (INS)                   5.25          12/15/2020             2,295
  9,045    State (INS)                                           5.00          11/01/2023             9,192
                                                                                                 ----------
                                                                                                     55,013
                                                                                                 ----------
           CONNECTICUT (0.8%)
  4,000    Health and Educational Facilities Auth. (INS)         5.00           7/01/2025             3,071
  1,000    Mashantucket (Western) Pequot Tribe(d)                5.60           9/01/2009               990
  4,400    Mashantucket (Western) Pequot Tribe(d)                5.70           9/01/2012             3,744
 16,500    Mashantucket (Western) Pequot Tribe(d)                5.75           9/01/2018            10,907
                                                                                                 ----------
                                                                                                     18,712
                                                                                                 ----------
           DELAWARE (0.4%)
  1,495    Health Facilities Auth. (INS)                         4.80           5/01/2017             1,287
  1,830    Health Facilities Auth. (INS)                         4.90           5/01/2018             1,559
  1,000    Health Facilities Auth. (INS)                         5.00           5/01/2019               839
  1,515    Health Facilities Auth. (INS)                         5.05           5/01/2020             1,259
  1,010    Municipal Electric Corp. (INS)                        5.25           7/01/2013             1,074
  1,460    Municipal Electric Corp. (INS)                        5.25           7/01/2017             1,553
  1,580    Municipal Electric Corp. (INS)                        5.25           7/01/2018             1,644
                                                                                                 ----------
                                                                                                      9,215
                                                                                                 ----------
           DISTRICT OF COLUMBIA (0.9%)
  6,000    District of Columbia (INS)                            5.00           1/01/2019             6,134
  4,560    District of Columbia (INS)(PRE)                       6.20           7/01/2019             4,713
  7,000    District of Columbia (INS)                            5.00           1/01/2025             6,763
  7,930    District of Columbia (INS)                            4.75           5/01/2027             4,320
                                                                                                 ----------
                                                                                                     21,930
                                                                                                 ----------
           FLORIDA (5.3%)
  5,165    Brevard County School Board (INS)                     5.00           7/01/2025             4,858
  6,500    Broward County School Board (INS)                     5.00           7/01/2023             6,531
  4,000    Broward County School Board (INS)                     5.00           7/01/2024             4,000

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 21

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 3,710    Broward County School Board (INS)                     5.00%          7/01/2025        $    3,667
  7,905    Dade County (INS)                                     6.00(a)       10/01/2011             7,115
  8,610    Dade County (INS)                                     6.10(a)       10/01/2012             7,280
  3,270    Flagler County School Board (INS)                     5.00           8/01/2025             3,232
  8,000    Hillsborough County IDA                               5.65           5/15/2018             7,885
  4,250    Indian River County School Board (INS)                5.00           7/01/2024             4,152
  5,000    JEA St. Johns River Power Park (INS)                  5.00          10/01/2020             5,141
  1,585    Miami Beach Health Facilities Auth.                   6.13          11/15/2011             1,484
  1,670    Miami Dade County (INS)                               5.00           4/01/2022             1,705
  2,805    Miami Dade County (INS)                               5.00           4/01/2023             2,847
  8,375    Miami Dade County (INS)                               4.75          11/01/2023             7,832
  2,345    Miami Dade County, 5.00%, 10/01/2013 (INS)            4.54(b)       10/01/2024             1,736
  9,830    Miami Dade County (INS)                               4.75          11/01/2024             9,074
  3,670    Miami Dade County, 5.00%, 10/01/2013 (INS)            4.57(b)       10/01/2025             2,653
  2,500    Miami Dade County (INS)                               5.00          10/01/2026             2,321
 10,000    Miami Dade County School Board (INS)                  5.00           2/01/2024             9,814
 12,000    Miami Dade County School Board (INS)                  5.25           5/01/2025            11,948
  7,450    Palm Beach County Health Facilities Auth. (INS)       5.00          12/01/2021             5,894
  1,500    Palm Beach County School Board (INS)                  5.25           8/01/2018             1,615
    750    Palm Beach County School Board (INS)                  5.00           8/01/2022               752
  6,000    Seminole Tribe(d)                                     5.75          10/01/2022             4,620
 14,815    Seminole Tribe(d)                                     5.50          10/01/2024            10,776
                                                                                                 ----------
                                                                                                    128,932
                                                                                                 ----------
           GEORGIA (1.0%)
 10,000    Burke County Dev. Auth.                               7.00           1/01/2023            10,753
  5,000    Coweta County Dev. Auth. (INS)                        4.35           9/01/2018             5,008
  4,000    Glynn-Brunswick Memorial Hospital Auth.               5.25           8/01/2023             3,760
  5,000    Savannah Hospital Auth. (INS)                         5.00           7/01/2018             5,004
                                                                                                 ----------
                                                                                                     24,525
                                                                                                 ----------
           GUAM (0.2%)
  6,000    Education Financing Foundation (INS)                  4.50          10/01/2026             4,310
                                                                                                 ----------
           HAWAII (0.2%)
  5,000    Housing Finance and Dev. Corp.                        5.45           7/01/2017             5,062
                                                                                                 ----------
           IDAHO (0.0%)
  1,000    Univ. of Idaho (INS)                                  4.75           4/01/2022             1,032
                                                                                                 ----------
           ILLINOIS (6.6%)
  2,475    Annawan Village                                       5.63           1/01/2018             1,791
  1,000    Bedford Park Village                                  4.60          12/01/2017               852
  3,240    Bedford Park Village                                  4.80          12/01/2020             2,636
  3,085    Bedford Park Village                                  4.90          12/01/2023             2,426
    405    Channahon                                             6.25           1/01/2010               408

================================================================================

22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 6,040    Channahon                                             6.88%          1/01/2020        $    5,697
  2,000    Chicago (PRE)                                         5.00          11/01/2019             2,196
  5,000    Chicago                                               6.63          12/01/2022             3,850
 29,925    Chicago School Board (INS)                            4.82(a)       12/01/2013            25,745
  2,170    Chicago-O'Hare International Airport (INS)            5.50           1/01/2014             2,264
  7,000    Chicago-O'Hare International Airport (INS)            5.00           1/01/2021             6,902
 10,000    Chicago-O'Hare International Airport (INS)            5.00           1/01/2022             9,751
  2,000    Finance Auth.                                         5.00           8/15/2017             1,536
    750    Finance Auth.                                         5.25           4/01/2022               650
  2,000    Finance Auth.                                         5.00           4/01/2023             1,649
  3,400    Finance Auth. (INS)                                   5.00          11/01/2023             2,942
 10,500    Finance Auth. (INS)                                   5.00          11/15/2023             9,181
  4,165    Finance Auth.                                         5.00           4/01/2025             3,348
  8,000    Finance Auth.                                         4.50          11/15/2026             6,191
  1,750    Finance Auth.                                         5.40           4/01/2027             1,470
  1,000    Health Facilities Auth.                               5.25           9/01/2013             1,009
  2,000    Health Facilities Auth.                               5.25           9/01/2014             2,011
  2,500    Health Facilities Auth.                               5.25           9/01/2018             2,450
  3,000    Health Facilities Auth. (INS)                         5.00           2/15/2020             3,018
  4,250    Health Facilities Auth. (PRE)                         6.80          11/15/2020             4,670
    825    Housing Dev. Auth.                                    4.55           7/01/2021               800
    650    Housing Dev. Auth.                                    4.60           7/01/2023               621
  8,050    Lake County Community Unit School District (INS)      5.13(a)       12/01/2016             6,036
  2,500    Metropolitan Pier and Exposition Auth.,
             5.20%, 6/15/2012 (INS)                              5.20(b)        6/15/2017             2,409
  2,500    Metropolitan Pier and Exposition Auth.,
             5.30%, 6/15/2012 (INS)                              5.30(b)        6/15/2018             2,399
  4,000    Metropolitan Pier and Exposition Auth.,
             5.40%, 6/15/2012 (INS)                              5.40(b)        6/15/2019             3,794
  2,000    Northeastern Illinois Univ.                           4.75          10/01/2025             1,813
  4,735    Northern Illinois Univ. (INS)                         4.88           4/01/2018             4,786
  5,820    Univ. of Illinois (INS)(PRE)                          5.25           8/15/2015             5,973
  4,000    Univ. of Illinois (INS)(PRE)                          5.25           8/15/2016             4,105
  7,815    Univ. of Illinois (INS)(PRE)                          5.00           8/15/2020             8,537
  3,800    Volo Village, Lake County                             5.00           3/01/2016             3,039
 14,070    Will County Forest Preserve District (INS)            5.40(a)       12/01/2017             9,939
                                                                                                 ----------
                                                                                                    158,894
                                                                                                 ----------
           INDIANA (3.3%)
  7,465    Bond Bank (PRE)                                       5.50           8/01/2016             8,015
 20,000    Finance Auth. (INS)(c)                                4.55          12/01/2024            16,870
  1,900    Finance Auth.                                         5.00          10/01/2027             1,755
  6,725    Health and Educational Facilities Financing Auth.     5.00           2/15/2022             5,969
  1,400    Health Facility Financing Auth.                       5.25           2/15/2018             1,386

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 23

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 5,000    Health Facility Financing Auth. (INS)(PRE)            5.15%         11/01/2019        $    5,070
  6,000    Indianapolis                                          6.05           1/15/2010             5,925
  3,000    Jasper County (INS)                                   5.85           4/01/2019             2,885
  4,950    Municipal Power Agency (INS)                          5.25           1/01/2017             5,114
  2,100    Municipal Power Agency (INS)                          5.25           1/01/2018             2,154
  6,000    Rockport (INS)                                        4.63           6/01/2025             5,313
    965    St. Joseph County                                     5.45           2/15/2017               939
  7,260    St. Joseph County                                     5.75           2/15/2019             6,642
 11,000    Univ. of Southern Indiana (INS)(c)                    5.00          10/01/2018            11,192
  1,500    Vanderburgh County Redevelopment District             5.00           2/01/2026             1,184
                                                                                                 ----------
                                                                                                     80,413
                                                                                                 ----------
           IOWA (0.7%)
  9,190    Finance Auth. (INS)                                   5.00           7/01/2014             9,333
  1,325    Finance Auth. (INS)                                   5.00          12/01/2021             1,170
  1,390    Finance Auth. (INS)                                   5.00          12/01/2022             1,205
  1,460    Finance Auth. (INS)                                   5.00          12/01/2023             1,240
  1,535    Finance Auth. (INS)                                   5.00          12/01/2024             1,269
  1,610    Finance Auth. (INS)                                   5.00          12/01/2025             1,320
  1,690    Finance Auth. (INS)                                   5.00          12/01/2026             1,367
                                                                                                 ----------
                                                                                                     16,904
                                                                                                 ----------
           KANSAS (0.7%)
  2,000    Wyandotte County                                      4.75          12/01/2016             1,778
 19,000    Wyandotte County                                      5.00          12/01/2020            16,144
                                                                                                 ----------
                                                                                                     17,922
                                                                                                 ----------
           KENTUCKY (0.3%)
  7,500    Economic Dev. Finance Auth. (INS)                     5.75          12/01/2028             7,606
                                                                                                 ----------
           LOUISIANA (2.7%)
  2,150    Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                          5.25          12/01/2015             2,277
  2,260    Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                          5.25          12/01/2016             2,375
  2,355    Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                          5.25          12/01/2017             2,456
  7,000    New Orleans (INS)                                     5.13           9/01/2021             6,208
  6,825    Office Facilities Corp. (INS)                         5.38           5/01/2018             6,993
  2,000    Office Facilities Corp. (INS)                         5.25          11/01/2018             2,092
  5,175    Offshore Terminal Auth.                               5.20          10/01/2018             5,175
  4,845    Orleans Levee District (INS)                          5.95          11/01/2010             4,864
  3,795    Orleans Levee District (INS)                          5.95          11/01/2014             3,805
  4,095    Orleans Levee District (INS)                          5.95          11/01/2015             4,104
  4,450    St. Martin Parish                                     4.35          10/01/2012             4,638

================================================================================

24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 3,955    St. Tammany Parish Hospital Service
             District No. 1 (INS)                                5.00%          7/01/2018        $    3,463
  9,000    Transportation Auth. (INS)                            4.38          12/01/2023             8,610
  9,000    Transportation Auth. (INS)                            4.38          12/01/2024             8,443
                                                                                                 ----------
                                                                                                     65,503
                                                                                                 ----------
           MAINE (0.1%)
  1,715    Housing Auth.                                         5.35          11/15/2021             1,727
  1,500    Jay                                                   4.85           5/01/2019             1,069
                                                                                                 ----------
                                                                                                      2,796
                                                                                                 ----------
           MARYLAND (0.4%)
  2,915    Community Dev. Administration                         5.88           7/01/2016             2,918
  2,500    EDC                                                   6.20           9/01/2022             2,570
  5,000    Health and Higher Educational Facilities Auth.        6.00           1/01/2028             4,244
                                                                                                 ----------
                                                                                                      9,732
                                                                                                 ----------
           MASSACHUSETTS (1.3%)
  5,105    Commonwealth                                          5.75           6/15/2015             5,453
  4,500    Commonwealth (INS)(PRE)                               5.50           3/01/2018             4,980
  7,775    Commonwealth (INS)(PRE)                               5.38           8/01/2021             8,680
  4,000    Health and Educational Facilities Auth.               5.00           7/15/2027             2,530
  5,545    Massachusetts Bay Transportation Auth.                4.60(a)        7/01/2022             2,908
  7,790    Massachusetts Bay Transportation Auth.                4.65(a)        7/01/2023             3,805
  5,000    Massachusetts Bay Transportation Auth.                4.70(a)        7/01/2024             2,257
  1,600    Massachusetts Bay Transportation Auth.                4.73(a)        7/01/2025               673
    110    Water Pollution Abatement Trust                       4.75           8/01/2025               113
                                                                                                 ----------
                                                                                                     31,399
                                                                                                 ----------
           MICHIGAN (1.7%)
 18,000    Building Auth. (INS)                                  4.81(a)       10/15/2022             8,061
  2,585    Detroit Building Auth. (LOC - Comerica Bank, N.A.)    6.15           2/01/2011             2,588
  4,000    Detroit Downtown Dev. Auth. (INS)                     5.00           7/01/2018             3,571
 25,000    Dickinson County EDC                                  4.80          11/01/2018            18,144
  2,060    Hospital Finance Auth.                                6.25          10/01/2016             2,021
  2,675    Hospital Finance Auth.                                5.00          11/15/2019             2,468
  3,400    Hospital Finance Auth.                                5.00          11/15/2022             2,953
  2,000    Kent Hospital Finance Auth.                           5.50           7/01/2020             1,529
                                                                                                 ----------
                                                                                                     41,335
                                                                                                 ----------
           MINNESOTA (1.9%)
  1,080    Chippewa County                                       5.38           3/01/2022               882
  5,120    Chippewa County                                       5.50           3/01/2027             3,862
 18,015    Cohasset(c)                                           4.95           7/01/2022            16,619
  2,500    Higher Education Facilities Auth.                     4.50          10/01/2027             2,190
     15    Housing Finance Agency                                6.00           1/01/2018                15

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 25

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 3,000    Municipal Power Agency                                4.38%         10/01/2025        $    2,694
  5,315    St. Paul Housing and Redevelopment Auth.              5.70          11/01/2015             4,770
  1,500    St. Paul Housing and Redevelopment Auth.              5.85          11/01/2017             1,304
  7,680    St. Paul Housing and Redevelopment Auth.              5.15          11/15/2020             5,960
  3,500    St. Paul Housing and Redevelopment Auth.              5.25           5/15/2026             2,932
  5,260    Washington County Hospital and
             Redevelopment Auth.                                 5.38          11/15/2018             4,301
                                                                                                 ----------
                                                                                                     45,529
                                                                                                 ----------
           MISSISSIPPI (0.2%)
  1,650    Hospital Equipment and Facilities Auth.               5.00          12/01/2016             1,449
  1,000    Hospital Equipment and Facilities Auth.               5.25          12/01/2021               813
  1,500    Lincoln County (INS)                                  5.50           4/01/2018             1,426
                                                                                                 ----------
                                                                                                      3,688
                                                                                                 ----------
           MISSOURI (1.0%)
 17,545    Cape Girardeau County Health Care Facilities IDA      5.00           6/01/2027            13,702
  1,000    Cass County                                           5.00           5/01/2022               713
  3,315    Cass County                                           5.38           5/01/2022             2,437
  2,000    Cass County                                           5.50           5/01/2027             1,403
  2,000    Dev. Finance Board                                    4.75           6/01/2025             1,489
  2,760    Fenton City                                           4.50           4/01/2021             2,341
  1,760    Riverside IDA (INS)                                   5.00           5/01/2020             1,669
  1,330    St. Joseph IDA                                        5.00           4/01/2027             1,202
                                                                                                 ----------
                                                                                                     24,956
                                                                                                 ----------
           MONTANA (0.3%)
  6,500    Forsyth (INS)                                         4.65           8/01/2023             5,329
  2,450    Health Facilities Auth.                               6.38           6/01/2018             2,392
                                                                                                 ----------
                                                                                                      7,721
                                                                                                 ----------
           NEBRASKA (0.4%)
    620    Investment Finance Auth. (INS)                        5.30          11/15/2012               624
  2,000    Investment Finance Auth. (INS)                        5.45          11/15/2017             2,007
    500    Platte County Hospital Auth. No. 1 (INS)              5.50           5/01/2010               507
    500    Platte County Hospital Auth. No. 1 (INS)              5.55           5/01/2011               509
    500    Platte County Hospital Auth. No. 1 (INS)              5.65           5/01/2012               507
    500    Platte County Hospital Auth. No. 1 (INS)              5.75           5/01/2013               507
    500    Platte County Hospital Auth. No. 1 (INS)              5.90           5/01/2015               504
  3,500    Platte County Hospital Auth. No. 1 (INS)              6.05           5/01/2020             3,443
    560    Scotts Bluff County Hospital Auth.                    5.13          11/15/2019               544
                                                                                                 ----------
                                                                                                      9,152
                                                                                                 ----------
           NEVADA (0.5%)
  1,000    Clark County (INS)                                    4.50          11/01/2016             1,004
  5,000    Clark County (INS)(PRE)                               5.25           7/01/2019             5,463
  2,865    Clark County                                          5.00           5/15/2020             2,859

================================================================================

26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 6,040    Department of Business and Industry (INS)             5.76%(a)       1/01/2017        $    1,700
  2,000    Reno (INS)(PRE)                                       5.00           5/15/2018             2,098
                                                                                                 ----------
                                                                                                     13,124
                                                                                                 ----------
           NEW HAMPSHIRE (0.2%)
  5,000    Business Finance Auth.                                5.85          12/01/2022             4,567
                                                                                                 ----------
           NEW JERSEY (1.3%)
  2,000    EDA                                                   5.75          12/01/2016             1,670
  5,000    EDA (INS)                                             5.00           7/01/2022             5,025
  8,830    EDA                                                   5.25           9/01/2023             9,062
 13,500    EDA                                                   5.50           6/15/2024            10,569
  5,000    Tobacco Settlement Financing Corp.                    5.00           6/01/2017             4,364
                                                                                                 ----------
                                                                                                     30,690
                                                                                                 ----------
           NEW MEXICO (0.7%)
  4,150    Farmington                                            6.30          12/01/2016             3,780
  2,000    Farmington                                            6.30          12/01/2016             1,789
  4,890    Jicarilla Apache Nation(d)                            5.00           9/01/2018             4,992
  3,250    Jicarilla Apache Nation(d)                            5.50           9/01/2023             3,295
  4,000    Sandoval County                                       4.38           6/01/2020             3,942
                                                                                                 ----------
                                                                                                     17,798
                                                                                                 ----------
           NEW YORK (11.8%)
  2,500    Albany IDA                                            5.75          11/15/2022             2,291
  5,500    Dormitory Auth.                                       5.75           7/01/2013             5,836
  5,000    Dormitory Auth.                                       5.20           2/15/2015             5,042
  1,500    Dormitory Auth.                                       5.25           7/01/2015             1,663
  4,000    Dormitory Auth.                                       5.20           2/15/2016             4,033
  5,420    Dormitory Auth. (LOC - Allied Irish Banks plc)        4.40           7/01/2016             5,489
  2,005    Dormitory Auth.                                       5.25           7/01/2016             2,200
  4,760    Dormitory Auth.                                       5.30           2/15/2017             4,799
  2,000    Dormitory Auth.                                       5.25           7/01/2017             2,172
 12,560    Dormitory Auth. (ETM)                                 5.30           2/15/2019            14,133
  1,085    Dormitory Auth. (PRE)                                 5.00           7/01/2019             1,108
  1,915    Dormitory Auth.                                       5.00           7/01/2019             1,929
  5,000    Dormitory Auth.                                       5.00           7/01/2020             3,714
  3,825    Dormitory Auth. (PRE)                                 5.05           2/01/2022             4,202
 24,935    Dormitory Auth.                                       5.00           7/01/2022            17,813
  2,500    Dutchess County IDA                                   4.50           8/01/2026             2,115
  2,730    East Rochester Housing Auth. (NBGA)                   4.05           2/15/2012             2,779
  2,000    East Rochester Housing Auth. (NBGA)                   4.63           2/15/2017             2,039
     20    Housing Finance Agency (PRE)                          6.00           9/15/2016                20
  3,000    Long Island Power Auth.                               5.25           6/01/2014             3,191
 17,075    Long Island Power Auth.                               5.00           4/01/2023            17,058

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 27

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$10,000    Metropolitan Transportation Auth.                     6.25%         11/15/2023        $   10,823
  2,500    Metropolitan Transportation Auth. (INS)               5.00          11/15/2024             2,533
 16,565    Metropolitan Transportation Auth.                     5.00          11/15/2024            16,440
  6,800    Metropolitan Transportation Auth.                     5.00          11/15/2024             6,641
 26,625    New York City                                         5.50           8/01/2015            29,044
  4,455    New York City                                         5.63           8/01/2015             4,879
  6,865    New York City                                         5.75           8/01/2016             7,550
  5,000    New York City                                         5.25          10/15/2019             5,161
  5,000    New York City                                         5.13          11/15/2022             5,102
  4,330    New York City                                         5.13          12/01/2022             4,411
  6,000    New York City                                         5.13          12/01/2023             6,091
 10,000    New York City                                         5.00           4/01/2024            10,028
  5,240    New York City                                         5.00           8/01/2024             5,251
  5,000    New York City                                         5.25          11/15/2024             5,093
 20,000    New York City                                         5.00           2/01/2025            19,994
  2,175    New York City IDA (INS)                               4.15           7/01/2014             1,862
  1,050    New York City IDA (INS)                               4.75           7/01/2019               808
 10,000    New York City Municipal Water Finance Auth.           5.38           6/15/2017            10,901
  4,795    New York City Transitional Finance Auth. (INS)        5.25           8/01/2019             5,127
  3,500    New York City Transitional Finance Auth.              5.00           1/15/2022             3,534
  6,000    Seneca Nation Indians Capital Improvements Auth.(d)   5.00          12/01/2023             3,824
    775    Suffolk County IDA                                    5.00          11/01/2013               721
  1,880    Suffolk County IDA                                    5.00          11/01/2014             1,694
  1,000    Suffolk County IDA                                    5.00          11/01/2015               882
  3,180    Suffolk County IDA (INS)                              4.75           6/01/2026             1,836
 11,000    Tobacco Settlement Financing Corp.                    5.50           6/01/2018            11,221
                                                                                                 ----------
                                                                                                    285,077
                                                                                                 ----------
           NORTH CAROLINA (1.3%)
  6,000    Eastern Municipal Power Agency                        5.50          1/01/2012              6,295
  4,885    Eastern Municipal Power Agency                        5.50          1/01/2015              5,039
  1,830    Eastern Municipal Power Agency                        5.50          1/01/2016              1,872
  1,000    Eastern Municipal Power Agency                        5.50          1/01/2017              1,016
  3,000    Eastern Municipal Power Agency                        5.00          1/01/2024              2,680
  5,500    Medical Care Commission                               5.00          7/01/2027              4,173
  5,000    Municipal Power Agency No. 1                          5.50          1/01/2013              5,370
  2,000    Municipal Power Agency No. 1                          5.25          1/01/2020              2,044
  4,000    Wake County Industrial Facilities and Pollution
             Control Financing Auth.                             5.38          2/01/2017              4,121
                                                                                                 ----------
                                                                                                     32,610
                                                                                                 ----------
           NORTH DAKOTA (0.1%)
  1,000    Grand Forks (INS)                                     5.00         12/15/2022              1,038
  2,055    Williams County                                       5.00         11/01/2021              1,659
                                                                                                 ----------
                                                                                                      2,697
                                                                                                 ----------

================================================================================

28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
           OHIO (1.6%)
$24,035    Buckeye Tobacco Settlement Financing Auth.            5.13%          6/01/2024        $   17,221
  2,400    Fairview Park (INS)                                   4.13          12/01/2020             2,347
  4,000    Franklin County                                       5.80          10/01/2014             4,077
  2,650    Franklin County                                       5.50           7/01/2017             2,137
 10,000    Hamilton (INS)                                        4.65          10/15/2022            10,081
    895    Housing Finance Agency (NBGA)                         5.10           9/01/2017               918
  1,750    Miami County                                          5.25           5/15/2021             1,489
  2,000    Miami County                                          5.25           5/15/2026             1,571
                                                                                                 ----------
                                                                                                     39,841
                                                                                                 ----------
           OKLAHOMA (1.5%)
  5,360    Cherokee Nation (INS)(d)                              4.60          12/01/2021             4,254
 11,270    Chickasaw Nation(d)                                   5.38          12/01/2017             9,759
  5,000    Chickasaw Nation(d)                                   6.00          12/01/2025             4,066
  3,895    Comanche County Hospital Auth. (INS)                  5.25           7/01/2022             3,381
  3,000    Comanche County Hospital Auth. (INS)                  5.25           7/01/2023             2,549
  1,400    Norman Regional Hospital Auth.                        5.50           9/01/2024             1,014
 13,100    Norman Regional Hospital Auth.                        5.00           9/01/2027             8,305
  2,135    Valley View Hospital Auth.                            6.00           8/15/2014             2,110
                                                                                                 ----------
                                                                                                     35,438
                                                                                                 ----------
           OREGON (0.1%)
  1,000    Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)              4.58(a)        6/15/2025               398
  5,900    Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)              4.59(a)        6/15/2026             2,195
                                                                                                 ----------
                                                                                                      2,593
                                                                                                 ----------
           PENNSYLVANIA (1.1%)
  1,000    Allegheny County IDA                                  5.00           9/01/2021               803
  1,250    Allegheny County IDA                                  5.10           9/01/2026               946
 17,300    Allegheny County IDA                                  4.75          12/01/2032            16,660
  5,500    Higher Educational Facility Auth. (INS)               5.25           8/01/2014             5,611
  1,615    Lancaster County Hospital Auth.                       5.00          11/01/2026             1,393
                                                                                                 ----------
                                                                                                     25,413
                                                                                                 ----------
           RHODE ISLAND (0.7%)
    340    Health and Educational Building Corp. (INS)           5.50           5/15/2012               340
  4,345    Health and Educational Building Corp.
             (LOC - Allied Irish Banks plc)                      5.88          11/15/2014             4,441
    765    Health and Educational Building Corp. (INS)           5.50           5/15/2016               762
  5,500    Health and Educational Building Corp. (INS)           5.00           5/15/2026             5,250
  5,915    Housing and Mortgage Finance Corp.                    4.65          10/01/2026             5,515
                                                                                                 ----------
                                                                                                     16,308
                                                                                                 ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 29

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
           SOUTH CAROLINA (3.2%)
$11,000    Berkeley County                                       4.88%         10/01/2014        $   10,312
  4,250    Georgetown County                                     5.95           3/15/2014             3,823
  5,000    Georgetown County                                     5.70           4/01/2014             4,445
  5,000    Lexington County Health Services District, Inc.       5.00          11/01/2024             4,484
  7,335    Lexington County Health Services District, Inc.       5.00          11/01/2026             6,494
  6,325    SCAGO Educational Facilities Corp. (INS)              4.75          12/01/2026             5,033
  5,870    SCAGO Educational Facilities Corp. (INS)              4.75          12/01/2026             4,671
 40,000    Tobacco Settlement Revenue Management Auth.           5.00           6/01/2018            38,314
                                                                                                 ----------
                                                                                                     77,576
                                                                                                 ----------
           SOUTH DAKOTA (0.3%)
  6,305    Housing Dev. Auth. (INS)                              5.15          11/01/2020             6,405
                                                                                                 ----------

           TENNESSEE (1.0%)
  7,000    Jackson                                               5.25           4/01/2023             6,935
  2,125    Johnson City Health and Educational Facilities Board  5.25           7/01/2026             1,626
  1,000    Nashville and Davidson County Health and
             Educational Facilities Board (INS)                  5.10           8/01/2019               911
    745    Shelby County Health, Educational and
             Housing Facility Board (PRE)                        6.00           9/01/2016               848
  1,255    Shelby County Health, Educational and
             Housing Facility Board (PRE)                        6.00           9/01/2016             1,428
    935    Shelby County Health, Educational and
             Housing Facility Board (PRE)                        6.25           9/01/2018             1,072
  1,565    Shelby County Health, Educational and
             Housing Facility Board (PRE)                        6.25           9/01/2018             1,794
 14,750    Sullivan County Health, Educational and
             Housing Facilities Board                            5.25           9/01/2026             9,575
                                                                                                 ----------
                                                                                                     24,189
                                                                                                 ----------
           TEXAS (16.2%)
    910    Alamo Community College District (INS)(PRE)           5.00          11/01/2020             1,001
  1,050    Alamo Community College District (INS)                5.00          11/01/2020             1,100
  2,300    Austin (INS)                                          5.00          11/15/2024             2,324
  5,610    Austin Utility Systems (INS)                          5.15(a)        5/15/2017             4,054
  1,855    Bastrop ISD (NBGA)                                    5.55(a)        2/15/2014             1,620
  3,030    Bastrop ISD (NBGA)                                    5.55(a)        2/15/2015             2,534
  3,055    Bastrop ISD (NBGA)                                    5.60(a)        2/15/2016             2,437
  3,155    Bastrop ISD (NBGA)                                    5.60(a)        2/15/2017             2,385
  4,540    Bexar County Health Facilities Dev. Corp.             5.00           7/01/2027             2,988
 32,925    Brazos River Auth.                                    5.38           4/01/2019            27,664
  5,365    Cass County IDC                                       5.35           4/01/2012             5,025
  2,680    Central Regional Mobility Auth.,
             4.55%, 1/01/2014 (INS)                              4.55(b)        1/01/2020             1,997

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 3,445    Central Regional Mobility Auth.,
             4.60%, 1/01/2014 (INS)                              4.60%(b)       1/01/2021        $    2,518
  7,775    Clint ISD Public Facility Corp. (PRE)                 7.00           5/01/2019             7,972
  2,600    Conroe ISD (NBGA)                                     5.00           2/15/2023             2,734
  3,100    Conroe ISD (NBGA)                                     5.00           2/15/2024             3,232
 13,745    Denton ISD (NBGA)                                     5.03(a)        8/15/2023             6,685
 16,500    Denton ISD (NBGA)                                     5.06(a)        8/15/2024             7,453
  2,905    Eagle Mountain-Saginaw ISD (NBGA)                     4.38           8/15/2026             2,851
  1,520    Edgewood ISD (NBGA)                                   4.88           8/15/2019             1,570
  1,595    Edgewood ISD (NBGA)                                   5.00           8/15/2020             1,668
  1,675    Edgewood ISD (NBGA)                                   5.00           8/15/2021             1,751
  2,245    Ennis ISD (NBGA)                                      4.56(a)        8/15/2024               983
  3,715    Ennis ISD (NBGA)                                      4.58(a)        8/15/2025             1,510
  3,720    Ennis ISD (NBGA)                                      4.60(a)        8/15/2026             1,417
  6,580    Fort Worth ISD (NBGA)(PRE)                            5.00           2/15/2018             7,076
  1,895    Hidalgo County Health Services Corp.                  4.75           8/15/2017             1,616
    350    Hidalgo County Health Services Corp.                  5.00           8/15/2019               292
  3,805    Hidalgo County Health Services Corp.                  5.00           8/15/2022             2,944
  1,785    Hidalgo County Health Services Corp.                  5.00           8/15/2026             1,256
  3,000    Houston (INS)                                         5.00           3/01/2019             3,134
  3,635    Houston ISD Public Facility Corp. (INS)               5.35(a)        9/15/2015             2,929
  4,955    Houston ISD Public Facility Corp. (INS)               5.35(a)        9/15/2015             3,992
  2,635    Houston ISD Public Facility Corp. (INS)               5.38(a)        9/15/2016             2,017
  6,955    Houston ISD Public Facility Corp. (INS)               5.38(a)        9/15/2016             5,323
  3,885    Houston ISD Public Facility Corp. (INS)               5.40(a)        9/15/2017             2,805
  5,000    Irving ISD (NBGA)                                     5.31(a)        2/15/2025             2,184
  2,200    Judson ISD (INS)                                      5.00           2/01/2023             2,252
  1,500    Judson ISD (INS)                                      5.00           2/01/2024             1,526
  1,595    La Porte ISD (INS)                                    5.00           2/15/2022             1,663
  3,535    La Porte ISD (INS)                                    5.00           2/15/2024             3,638
  3,830    Lewisville (INS)                                      5.38           9/01/2015             3,699
  4,555    Lower Colorado River Auth. (INS)                      4.38           5/15/2025             4,186
  4,555    Lower Colorado River Auth. (INS)                      4.38           5/15/2026             4,120
  2,675    Marlin ISD Public Facility Corp., acquired
             7/22/1998; cost $2,719(f)                           5.85           2/15/2018             2,505
  3,425    Mesquite Health Facilities Dev. Corp.                 5.50           2/15/2025             2,416
  2,040    Midlothian Dev. Auth. (INS)                           5.00          11/15/2018             1,763
  2,235    Midlothian Dev. Auth. (INS)                           5.00          11/15/2021             1,830
  9,645    Midlothian Dev. Auth.                                 6.00          11/15/2024             7,640
  1,695    Midlothian Dev. Auth. (INS)                           5.00          11/15/2026             1,298
  2,855    Midlothian Dev. Auth.                                 5.13          11/15/2026             1,935
  2,500    North Texas Tollway Auth.                             6.00           1/01/2023             2,625
  2,800    Northside ISD (NBGA)(PRE)                             5.00           2/15/2017             3,011
  2,500    Northside ISD (NBGA)                                  5.00           2/15/2017             2,632

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 31

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 2,865    Northside ISD (NBGA)(PRE)                             5.00%          2/15/2018        $    3,081
  2,555    Northside ISD (NBGA)                                  5.00           2/15/2018             2,641
  1,220    Nueces River Auth. (INS)                              5.00           7/15/2023             1,247
  1,530    Nueces River Auth. (INS)                              5.00           7/15/2024             1,555
  5,945    Plano ISD (NBGA)                                      5.00           2/15/2019             6,122
  2,965    Plano ISD (NBGA)                                      4.50           2/15/2023             3,047
  4,835    Port of Corpus Christi IDA                            5.40           4/01/2018             3,968
 19,050    Port of Corpus Christi IDC                            5.40           4/01/2018            15,738
  2,000    Red River Education Finance Corp.                     4.38           3/15/2025             1,752
  5,255    Red River Education Finance Corp.                     4.38           3/15/2026             4,503
  8,395    Rockwall ISD (NBGA)                                   5.14(a)        2/15/2022             4,436
  9,205    Sabine River Auth. (INS)                              4.95           3/01/2018             9,284
  1,965    San Leanna Education Facilities Corp.                 5.13           6/01/2023             1,557
  1,000    San Leanna Education Facilities Corp.                 5.13           6/01/2024               780
  1,545    San Leanna Education Facilities Corp.                 5.13           6/01/2025             1,192
  5,200    Schertz-Cibolo-Universal City ISD (NBGA)              4.86(a)        2/01/2023             2,569
  3,320    State                                                 5.00           8/01/2016             3,680
  3,750    Tarrant County Cultural Education
             Facilities Finance Corp.                            5.25          11/15/2022             3,360
  9,410    Tarrant County Cultural Education
             Facilities Finance Corp.                            5.50          11/15/2022             7,024
  1,100    Tarrant County Cultural Education
             Facilities Finance Corp.                            6.00          11/15/2026               822
  8,300    Tarrant County Cultural Education
             Facilities Finance Corp.                            5.13           5/15/2027             6,002
  8,000    Tarrant Regional Water District (INS)                 5.25           3/01/2017             8,694
  2,000    Tarrant Regional Water District (INS)                 5.25           3/01/2019             2,153
  2,000    Tarrant Regional Water District (INS)                 5.25           3/01/2020             2,141
  5,000    Tarrant Regional Water District (INS)                 4.38           3/01/2021             5,076
  7,000    Transportation Commission                             4.38           4/01/2025             6,971
 18,000    Transportation Commission                             4.50           4/01/2026            17,915
  4,000    Transportation Commission                             4.75           4/01/2027             4,032
  3,895    Tyler Health Facilities Dev. Corp.                    5.25           7/01/2011             3,801
  2,125    Tyler Health Facilities Dev. Corp.                    5.25           7/01/2012             2,047
  1,500    Tyler Health Facilities Dev. Corp.                    5.25           7/01/2013             1,428
  7,170    Tyler Health Facilities Dev. Corp.                    5.25          11/01/2019             6,106
  7,945    Tyler Health Facilities Dev. Corp.                    5.25          11/01/2021             6,479
  3,360    Tyler Health Facilities Dev. Corp.                    5.25          11/01/2022             2,682
  3,800    Tyler Health Facilities Dev. Corp.                    5.25          11/01/2023             2,963
  8,745    Tyler Health Facilities Dev. Corp.                    5.25           7/01/2026             6,205
  4,500    Univ. of Texas Board of Regents (PRE)                 5.38           8/15/2017             4,911
  7,000    Univ. of Texas Board of Regents (PRE)                 5.25           7/01/2018             7,761
 12,505    Univ. of Texas Board of Regents                       4.25           8/15/2025            12,236
 11,900    Univ. of Texas Board of Regents                       4.25           8/15/2026            11,372

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
$ 1,795    Weatherford ISD (NBGA)                                4.73%(a)       2/15/2023        $      882
  1,795    Weatherford ISD (NBGA)                                4.77(a)        2/15/2024               821
  5,970    Williamson County (INS)                               5.13           2/15/2022             6,301
  1,385    Wylie ISD (NBGA)                                      5.00(a)        8/15/2014             1,190
  1,690    Wylie ISD (NBGA)                                      5.10(a)        8/15/2015             1,387
                                                                                                 ----------
                                                                                                    391,694
                                                                                                 ----------
           UTAH (0.2%)
  4,410    Intermountain Power Agency (INS)(ETM)                 5.00           7/01/2012             4,421
                                                                                                 ----------
           VIRGINIA (2.0%)
  1,750    Albemarle County IDA                                  5.00           1/01/2024             1,346
  2,290    College Building Auth.                                5.00           6/01/2021             2,104
 11,280      College Building Auth.                              5.00           6/01/2026             9,446
  1,775    Commonwealth Housing Dev. Auth.                       4.35           1/01/2017             1,793
  1,810    Commonwealth Housing Dev. Auth.                       4.35           7/01/2017             1,826
 15,499      Farms of New Kent Community Dev. Auth.              5.13           3/01/2036             8,236
  3,889    Peninsula Town Center Community Dev. Auth.            5.80           9/01/2017             3,123
  6,752    Peninsula Town Center Community Dev. Auth.            6.25           9/01/2024             4,719
  5,378    Peninsula Town Center Community Dev. Auth.            6.35           9/01/2028             3,542
  5,510    Public School Auth. (PRE)                             5.00           8/01/2017             5,881
  5,000    Richmond Convention Center Auth. (PRE)                6.13           6/15/2020             5,375
  1,000    Small Business Financing Auth.                        5.13           9/01/2022               711
                                                                                                 ----------
                                                                                                     48,102
                                                                                                 ----------
           WASHINGTON (0.6%)
  1,800    Health Care Facilities Auth. (INS)                    5.00          12/01/2023             1,542
  2,000    Health Care Facilities Auth. (INS)                    5.00          12/01/2024             1,669
  2,310    Health Care Facilities Auth. (INS)                    5.00          12/01/2025             1,912
  1,470    Higher Education Facilities Auth.                     5.20          10/01/2017             1,478
  2,000    Housing Finance Commission (INS)                      5.88           7/01/2019             1,957
  5,000    King County Housing Auth. (INS)                       5.20           7/01/2018             4,848
                                                                                                 ----------
                                                                                                     13,406
                                                                                                 ----------
           WISCONSIN (1.1%)
  4,130    Health and Educational Facilities Auth. (INS)         5.25           8/15/2012             4,132
  5,000    Health and Educational Facilities Auth. (INS)         5.13           8/15/2020             4,631
  8,300    Health and Educational Facilities Auth.               5.13           2/15/2026             6,394
  3,575    Housing and EDA                                       4.85           9/01/2017             3,660
  1,345    Kaukauna Area School District (INS)                   4.85           3/01/2017             1,407
  6,000    Sheboygan (INS)                                       5.00           9/01/2015             6,294
                                                                                                 ----------
                                                                                                     26,518
                                                                                                 ----------
           Total Fixed-Rate Instruments (cost: $2,369,226)                                        2,174,639
                                                                                                 ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 33

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
           PUT BONDS (6.8%)

           CALIFORNIA (0.1%)
$ 3,000    Health Facilities Financing Auth.                     4.95%          7/01/2026        $    2,998
                                                                                                 ----------
           FLORIDA (0.7%)
 16,000    Putnam County Dev. Auth. (INS)                        5.35           3/15/2042            15,853
                                                                                                 ----------
           GEORGIA (0.4%)
  8,180    DeKalb County Housing Auth.                           4.70          10/01/2031             8,499
                                                                                                 ----------
           ILLINOIS (0.9%)
 15,000    Chicago                                               4.75           3/01/2030            15,278
  7,500    Educational Facilities Auth.                          4.75          11/01/2036             7,603
                                                                                                 ----------
                                                                                                     22,881
                                                                                                 ----------
           LOUISIANA (0.6%)
 15,000    Public Facilities Auth.                               7.00          12/01/2038            15,059
                                                                                                 ----------

           MICHIGAN (1.8%)
 15,000    Hospital Finance Auth.                                6.00          12/01/2034            16,348
 15,000    Monroe County EDC (INS)                               4.65          10/01/2024            15,532
 10,550    Strategic Fund (INS)                                  4.85           9/01/2030            10,369
                                                                                                 ----------
                                                                                                     42,249
                                                                                                 ----------
           NEW YORK (0.3%)
  8,500    Hempstead                                             5.00          12/01/2010             8,276
                                                                                                 ----------
           TENNESSEE (0.1%)
  2,025    Knox County Health, Educational, and Housing
             Facilities Board (NBGA)                             4.90           6/01/2031             2,139
                                                                                                 ----------
           TEXAS (1.5%)
  3,510    Beaumont Multifamily Housing Finance Corp. (NBGA)     4.70          12/15/2031             3,623
  5,250    Gateway Public Facility Corp. (NBGA)                  4.55           7/01/2034             5,491
  7,500    Matagorda County Navigation District No. 1            5.13           6/01/2030             7,530
  3,540    Montgomery County Housing Finance Corp. (NBGA)        4.85           6/01/2031             3,709
 15,000    North State Tollway Auth.                             6.00           1/01/2038            15,857
                                                                                                 ----------
                                                                                                     36,210
                                                                                                 ----------
           WISCONSIN (0.4%)
  9,000    Madison                                               4.88          10/01/2027             9,642
                                                                                                 ----------
           Total Put Bonds (cost: $159,635)                                                         163,806
                                                                                                 ----------
           PERIODIC AUCTION RESET BONDS (0.2%)

           OKLAHOMA (0.2%)
  5,900    Tulsa County Industrial Auth., acquired
             7/20/2006; cost $5,900(f)                           1.14           1/01/2039             5,900
                                                                                                 ----------

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                          COUPON           FINAL                VALUE
(000)      SECURITY                                              RATE           MATURITY              (000)
-----------------------------------------------------------------------------------------------------------
          VARIABLE-RATE DEMAND NOTES (2.8%)

          CALIFORNIA (0.9%)
$21,600   Infrastructure and Economic Dev. Bank (LIQ)(INS)       7.50%          6/01/2034        $   21,600
                                                                                                 ----------
          INDIANA (0.1%)
  3,000   Petersburg                                             8.30           1/01/2023             3,000
                                                                                                 ----------
          KENTUCKY (0.6%)
 15,000   Ohio County (INS)(LIQ)                                 8.00           6/01/2013            15,000
                                                                                                 ----------
          LOUISIANA (0.4%)
  8,900   Industrial District No. 3 of the
           Parish of West Baton Rouge                            8.50          12/01/2016             8,900
                                                                                                 ----------
          OHIO (0.6%)
 15,000   Kent State Univ. (LIQ)(INS)                           10.25           5/01/2031            15,000
                                                                                                 ----------
          RHODE ISLAND (0.1%)
  1,700   EDC (LOC - RBS Citizens, N.A.)                         5.00          10/01/2034             1,700
                                                                                                 ----------
          TEXAS (0.1%)
  3,200   Brazos River Harbor Navigation District                8.50           5/15/2033             3,200
                                                                                                 ----------
          Total Variable-Rate Demand Notes (cost: $68,400)                                           68,400
                                                                                                 ----------

          TOTAL INVESTMENTS (COST: $2,603,161)                                                   $2,412,745
                                                                                                 ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 35

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  (c) At March 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

  (e) At March 31, 2009, the aggregate market value of securities purchased on a when-issued basis was $27,694,000.

  (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2009, was $8,405,000, which represented 0.3% of the Fund's net assets.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS | 37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2009

--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at market value (cost of $2,603,161)            $2,412,745
    Cash                                                                               85
    Receivables:
        Capital shares sold                                                         1,221
        USAA Transfer Agency Company (Note 5C)                                         15
        Interest                                                                   35,909
        Securities sold                                                               100
                                                                               ----------
            Total assets                                                        2,450,075
                                                                               ----------
LIABILITIES
    Payables:
        Securities purchased                                                       27,450
        Capital shares redeemed                                                       642
        Dividends on capital shares                                                 2,160
    Accrued management fees                                                           435
    Accrued transfer agent's fees                                                      10
    Other accrued expenses and payables                                               105
                                                                               ----------
            Total liabilities                                                      30,802
                                                                               ----------
                Net assets applicable to capital shares outstanding            $2,419,273
                                                                               ==========
NET ASSETS CONSIST OF:
    Paid-in capital                                                            $2,609,808
    Overdistribution of net investment income                                         (98)
    Accumulated net realized loss on investments                                      (21)
    Net unrealized depreciation of investments                                   (190,416)
                                                                               ----------
                Net assets applicable to capital shares outstanding            $2,419,273
                                                                               ==========
    Capital shares outstanding, unlimited number of shares
        authorized, no par value                                                  203,685
                                                                               ==========
    Net asset value, redemption price, and offering price per share            $    11.88
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income                                                           $   133,522
                                                                              -----------
EXPENSES
    Management fees                                                                 5,991
    Administration and servicing fees                                               3,808
    Transfer agent's fees                                                           1,024
    Custody and accounting fees                                                       382
    Postage                                                                            78
    Shareholder reporting fees                                                         35
    Trustees' fees                                                                     10
    Registration fees                                                                  55
    Professional fees                                                                  87
    Other                                                                              51
                                                                              -----------
             Total expenses                                                        11,521
    Expenses paid indirectly                                                           (5)
                                                                              -----------
             Net expenses                                                          11,516
                                                                              -----------
NET INVESTMENT INCOME                                                             122,006
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on:
        Unaffiliated transactions                                                     494
        Affiliated transactions (Note 7)                                              412
    Change in net unrealized appreciation/depreciation                           (160,707)
                                                                              -----------
             Net realized and unrealized loss                                    (159,801)
                                                                              -----------
    Decrease in net assets resulting from operations                          $   (37,795)
                                                                              ===========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS  | 39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                        2009           2008
-------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                         $  122,006     $  121,299
    Net realized gain on investments                                     906          2,567
    Change in net unrealized appreciation/depreciation of
        investments                                                 (160,707)      (111,113)
                                                                  -------------------------
        Increase (decrease) in net assets resulting
            from operations                                          (37,795)        12,753
                                                                  -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                           (122,006)      (121,299)
    Net realized gains                                                (3,121)        (5,180)
                                                                  -------------------------
        Distributions to shareholders                               (125,127)      (126,479)
                                                                  -------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                        270,947        330,779
    Reinvested dividends                                              97,684         98,809
    Cost of shares redeemed                                         (464,378)      (468,125)
                                                                  -------------------------
        Decrease in net assets from capital share transactions       (95,747)       (38,537)
                                                                  -------------------------
    Capital contribution from USAA Transfer Agency
        Company (Note 5C)                                                 15              -
                                                                  -------------------------
    Net decrease in net assets                                      (258,654)      (152,263)

NET ASSETS
    Beginning of year                                              2,677,927      2,830,190
                                                                  -------------------------
    End of year                                                   $2,419,273     $2,677,927
                                                                  =========================
Overdistribution of net investment income:
    End of year                                                   $      (98)    $        -
                                                                  =========================

CHANGE IN SHARES OUTSTANDING
    Shares sold                                                       22,152         25,587
    Shares issued for dividends reinvested                             8,081          7,669
    Shares redeemed                                                  (38,456)       (36,264)
                                                                  -------------------------
        Decrease in shares outstanding                                (8,223)        (3,008)
                                                                  =========================

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO FINANCIAL
STATEMENTS

March 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:

   VALUATION INPUTS                                    INVESTMENTS IN SECURITIES
   -----------------------------------------------------------------------------
   Level 1 -- Quoted Prices                                 $            -
   Level 2 -- Other Significant Observable Inputs            2,412,745,000
   Level 3 -- Significant Unobservable Inputs                            -
   -----------------------------------------------------------------------------
   TOTAL                                                    $2,412,745,000
   -----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $27,450,000, all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2009, these custodian and other bank credits reduced the Fund's expenses by $5,000.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2009, the Fund paid CAPCO facility fees of $6,000, which represents 6.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $471,000, increase overdistribution of net investment income by $98,000, and increase accumulated net realized loss on investments by $373,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes and differences in the classification of market discount. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2009, and 2008, was as follows:

                                                    2009               2008
                                               --------------------------------
Tax-exempt income                              $122,006,000        $121,299,000
Ordinary income*                                          -              83,000
Net long-term capital gains                       3,121,000           5,099,000

As of March 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                   $   2,062,000
Accumulated capital and other losses                                    (22,000)
Undistributed long-term capital gains                                     2,000
Unrealized depreciation                                            (190,416,000)

* Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2009, the Fund had a current post-October capital loss of $22,000 for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented,

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2009, were $306,766,000 and $365,574,000, respectively.

As of March 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $2,603,161,000.

Gross unrealized appreciation and depreciation of investments as of March 31, 2009, for federal income tax purposes, were $40,687,000 and $231,103,000, respectively, resulting in net unrealized depreciation of $190,416,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS
   -----------------------------------------------------------------------------
   +/- 0.20% to 0.50%                     +/- 0.04%
   +/- 0.51% to 1.00%                     +/- 0.05%
   +/- 1.01% and greater                  +/- 0.06%

   (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the year ended March 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $5,991,000, which is net of a (0.04)% performance adjustment of $(1,117,000).

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,808,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2009, the Fund reimbursed the Manager $36,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

   Additionally, in April 2009, the Trust's Board of Trustees approved the reimbursement of a portion of the costs associated with compliance services for the funds incurred by the Manager. The Fund will incur these expenses beginning with its 2010 fiscal year.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,024,000. Additionally, the Fund recorded a capital contribution and a receivable from SAS of $15,000 at March 31, 2009, for adjustments related to corrections to shareholder transactions.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended March 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                  COST TO          NET REALIZED
        SELLER                  PURCHASER        PURCHASER        GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Tax Exempt              USAA Tax Exempt
 Intermediate-Term Fund       Short-Term Fund    $19,429,000         $329,000
USAA Tax Exempt              USAA California
 Intermediate-Term Fund       Money Market Fund    8,360,000           83,000

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008; hence, the Fund will include any required disclosures for periods beginning after April 1, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED MARCH 31,
                                      ---------------------------------------------------------------------------
                                            2009           2008            2007             2006             2005
                                      ---------------------------------------------------------------------------
Net asset value at
 beginning of period                  $    12.64     $    13.17      $    13.07       $    13.16       $    13.42
                                      ---------------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                       .59            .56             .55              .55              .57
 Net realized and unrealized
  gain (loss)                               (.74)          (.51)            .10             (.07)            (.24)
                                      ---------------------------------------------------------------------------
Total from investment operations            (.15)           .05             .65              .48              .33
                                      ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                      (.59)          (.56)           (.55)            (.55)            (.57)
 Realized capital gains                     (.02)          (.02)           (.00)(a)         (.02)            (.02)
                                      ---------------------------------------------------------------------------
Total distributions                         (.61)          (.58)           (.55)            (.57)            (.59)
                                      ---------------------------------------------------------------------------
Net asset value at end of period      $    11.88     $    12.64      $    13.17       $    13.07       $    13.16
                                      ===========================================================================
Total return (%)*                          (1.22)           .44            5.10(b)          3.69             2.51
Net assets at end of period (000)     $2,419,273     $2,677,927      $2,830,190       $2,782,611       $2,696,781
Ratios to average net assets:**
 Expenses (%)(c)                             .45            .51             .56(b)           .55              .55
 Net investment income (%)                  4.81           4.35            4.19             4.15             4.28
Portfolio turnover (%)                        13             21              23               22               21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended March 31, 2009, average net assets were $2,537,569,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                            (.00%)(+)      (.01%)          (.00%)(+)        (.00%)(+)        (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

EXPENSE EXAMPLE

March 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2008, through March 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING           ENDING          DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE     OCTOBER 1, 2008 -
                                OCTOBER 1, 2008    MARCH 31, 2009      MARCH 31, 2009
                                ------------------------------------------------------
Actual                             $1,000.00          $1,015.20             $2.16
Hypothetical
 (5% return before expenses)        1,000.00           1,022.79              2.17

* Expenses are equal to the Fund's annualized expense ratio of 0.43%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.52% for the six-month period of October 1, 2008, through March 31, 2009.

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES' AND OFFICERS'
INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of March 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56 | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA
      Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

58 | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FPS, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

60 | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

     USAA
     9800 Fredericksburg Road                                     --------------
     San Antonio, TX 78288                                           PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
40857-0509                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2009 and 2008 were $264,914 and $249,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/01/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/01/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/01/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.